UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23039

AllianzGI Diversified Income & Convertible Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2017

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—62.7%
	Air Freight & Logistics—0.5%
$1,040	Echo Global Logistics, Inc., 2.50%, 5/1/20 (a)	$1,000,350

	Automobiles—2.8%
25,440	Fiat Chrysler, 7.875%, 12/15/16 (a)	1,852,350
	Tesla Motors, Inc. (a),
2,765	0.25%, 3/1/19	2,611,197
630	1.50%, 6/1/18	1,215,900
		5,679,447
	Biotechnology—3.4%
430	Anacor Pharmaceuticals, Inc., 2.00%, 4/15/23 (a)(b)(c)	495,038
	BioMarin Pharmaceutical, Inc. (a),
485	0.75%, 10/15/18	571,391
760	1.50%, 10/15/20	925,300
1,040	Emergent Biosolutions, Inc., 2.875%, 1/15/21 (a)	1,425,450
715	Incyte Corp., 0.375%, 11/15/18 (a)	1,101,547
835	Ligand Pharmaceuticals, Inc., 0.75%, 8/15/19 (a)	1,413,237
195	Regeneron Pharmaceuticals, Inc., 1.875%, 10/1/16 (a)	874,331
185	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19 (a)(b)(c)	241,425
		7,047,719
	Building Materials—0.6%
1,060	Cemex SAB de CV, 3.75%, 3/15/18 (a)	1,169,975

	Chemicals—0.6%
1,105	RPM International, Inc., 2.25%, 12/15/20 (a)	1,317,022

	Communications Equipment—2.7%
1,490	Ciena Corp., 3.75%, 10/15/18 (a)(b)(c)	1,679,975
2,175	InterDigital, Inc., 1.50%, 3/1/20 (a)	2,285,109
1,160	Palo Alto Networks, Inc., zero coupon, 7/1/19 (a)	1,711,000
		5,676,084
	Construction & Engineering—1.2%
2,350	Dycom Industries, Inc., 0.75%, 9/15/21 (a)(b)(c)	2,426,375

	Consumer Finance—0.3%
675	PRA Group, Inc., 3.00%, 8/1/20 (a)	583,031

	Electrical Equipment—0.7%
2,315	SolarCity Corp., 1.625%, 11/1/19 (a)	1,517,772

	Electronic Equipment, Instruments & Components—0.2%
515	TTM Technologies, Inc., 1.75%, 12/15/20 (a)	462,213

	Energy Equipment & Services—0.7%
1,055	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32 (a)	976,535
635	SEACOR Holdings, Inc., 3.00%, 11/15/28 (a)	538,559
		1,515,094
	Health Care Equipment & Supplies—3.0%
1,640	Hologic, Inc., 2.00%, 3/1/42 (a)(d)	2,077,675
330	Integra LifeSciences Holdings Corp., 1.625%, 12/15/16	449,006
1,495	NuVasive, Inc., 2.75%, 7/1/17 (a)	1,992,087
1,860	Wright Medical Group, Inc., 2.00%, 2/15/20 (a)	1,777,463
		6,296,231
	Health Care Providers & Services—2.3%
245	Anthem, Inc., 2.75%, 10/15/42 (a)	476,984
620	HealthSouth Corp., 2.00%, 12/1/43	741,288
1,105	Laboratory Corp. of America Holdings, zero coupon, 9/11/21 (a)	1,855,709
1,515	Molina Healthcare, Inc., 1.625%, 8/15/44 (a)	1,698,694
		4,772,675
	Health Care Technology—0.5%
725	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20 (a)	749,469
345	Medidata Solutions, Inc., 1.00%, 8/1/18 (a)	364,622
		1,114,091

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Household Durables—0.7%
$695	Lennar Corp., 3.25%, 11/15/21 (a)	$1,346,562

	Insurance—1.2%
2,085	AmTrust Financial Services, Inc., 2.75%, 12/15/44 (a)	1,585,903
455	Fidelity National Financial, Inc., 4.25%, 8/15/18 (a)	800,231
		2,386,134
	Internet & Catalog Retail—2.5%
1890	Ctrip.com International Ltd., 1.00%, 7/1/20 (a)(b)(c)	2,074,275
2,585	Priceline Group, Inc., 0.35%, 6/15/20 (a)	3,169,856
		5,244,131
	Internet Software & Services—4.9%
1,825	Cornerstone OnDemand, Inc., 1.50%, 7/1/18 (a)	1,831,844
1,495	Gogo, Inc., 3.75%, 3/1/20 (a)	1,152,092
1,230	j2 Global, Inc., 3.25%, 6/15/29 (a)	1,355,306
2,060	LinkedIn Corp., 0.50%, 11/1/19 (a)	1,933,825
770	VeriSign, Inc., 4.345%, 8/15/37 (a)	1,947,619
2,015	Web.com Group, Inc., 1.00%, 8/15/18 (a)	1,959,587
		10,180,273
	IT Services—1.9%
2,050	Cardtronics, Inc., 1.00%, 12/1/20 (a)	2,060,250
1,585	Euronet Worldwide, Inc., 1.50%, 10/1/44 (a)	1,942,616
		4,002,866
	Life Sciences Tools & Services—0.9%
1,700	Illumina, Inc., 0.50%, 6/15/21 (a)	1,759,500

	Media—1.0%
2,040	Live Nation Entertainment, Inc., 2.50%, 5/15/19 (a)	2,041,275

	Metals & Mining—0.4%
625	RTI International Metals, Inc., 1.625%, 10/15/19 (a)	718,750

	Oil, Gas & Consumable Fuels—1.8%
2,820	Cheniere Energy, Inc., 4.25%, 3/15/45 (a)	1,639,125
990	Energy XXI Ltd., 3.00%, 12/15/18 (a)(e)	5,445
2,630	Whiting Petroleum Corp., 1.25%, 4/1/20 (a)(b)(c)	1,998,800
		3,643,370
	Personal Products—0.8%
1,810	Herbalife Ltd., 2.00%, 8/15/19 (a)	1,725,165

	Pharmaceuticals—3.4%
1,035	Depomed, Inc., 2.50%, 9/1/21 (a)	1,145,615
1,660	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (a)	1,456,650
1,945	Impax Laboratories, Inc., 2.00%, 6/15/22 (a)(b)(c)	1,810,066
1,140	Jazz Investments I Ltd., 1.875%, 8/15/21 (a)	1,273,950
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26 (a)	1,267,800
		6,954,081
	Real Estate Investment Trust—1.0%
1,870	Extra Space Storage LP, 3.125%, 10/1/35 (a)(b)(c)	2,064,013

	Semiconductors & Semiconductor Equipment—11.0%
1,390	Inphi Corp., 1.125%, 12/1/20 (a)(b)(c)	1,442,994
1,450	Integrated Device Technology, Inc., 0.875%, 11/15/22 (a)(b)(c)	1,358,469
2,580	Intel Corp., 3.25%, 8/1/39 (a)	3,928,063
1,505	Lam Research Corp., 1.25%, 5/15/18 (a)	2,101,356
1,645	Microchip Technology, Inc., 1.625%, 2/15/25 (a)	1,713,884
2,780	Micron Technology, Inc., 3.00%, 11/15/43 (a)	1,982,487
395	Novellus Systems, Inc., 2.625%, 5/15/41 (a)	900,353
1,120	NVIDIA Corp., 1.00%, 12/1/18 (a)	2,001,300
1,815	NXP Semiconductors NV, 1.00%, 12/1/19 (a)	2,064,563
2,420	ON Semiconductor Corp., 1.00%, 12/1/20 (a)(b)(c)	2,206,738
3,615	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)(c)(e)	144,600
	SunPower Corp. (a),
1,570	0.875%, 6/1/21	1,258,943
1,035	4.00%, 1/15/23 (b)(c)	1,005,244
525	Xilinx, Inc., 2.625%, 6/15/17	789,469
		22,898,463

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—8.1%
$935	BroadSoft, Inc., 1.00%, 9/1/22 (a)(b)(c)	$1,107,975
1,165	Citrix Systems, Inc., 0.50%, 4/15/19 (a)	1,321,547
335	Electronic Arts, Inc., 0.75%, 7/15/16 (a)	649,062
	Nuance Communications, Inc. (a),
1,475	1.00%, 12/15/35 (b)(c)	1,340,406
1,030	1.50%, 11/1/35	1,027,425
1,885	Proofpoint, Inc., 0.75%, 6/15/20 (a)(b)(c)	1,934,481
1,560	Red Hat, Inc., 0.25%, 10/1/19 (a)	1,929,525
500	Rovi Corp., 0.50%, 3/1/20	476,563
1,625	Salesforce.com, Inc, 0.25%, 4/1/18 (a)	2,053,594
1,575	ServiceNow, Inc., zero coupon, 11/1/18 (a)	1,831,922
1,025	Take-Two Interactive Software, Inc., 1.00%, 7/1/18 (a)	1,682,922
1,515	Verint Systems, Inc., 1.50%, 6/1/21 (a)	1,369,181
		16,724,603
	Technology Hardware, Storage & Peripherals—0.9%
1795	Electronics For Imaging, Inc., 0.75%, 9/1/19 (a)	1,843,241

	Thrifts & Mortgage Finance—0.8%
1,315	Radian Group, Inc., 2.25%, 3/1/19 (a)	1,668,406

	Trading Companies & Distributors—0.9%
1,265	Air Lease Corp., 3.875%, 12/1/18 (a)	1,676,125
85	WESCO International, Inc., 6.00%, 9/15/29	175,153
		1,851,278
	Transportation Infrastructure—1.0%
1,820	Macquarie Infrastructure Corp., 2.875%, 7/15/19 (a)	2,066,838

	Total Convertible Bonds & Notes (cost-$149,434,903)	129,697,028

Shares
COMMON STOCK (a)—36.5%
	Aerospace & Defense—0.9%
14,000	Boeing Co.	1,887,200

	Auto Components—0.7%
36,200	Johnson Controls, Inc.	1,498,680

	Automobiles—1.1%
16,775	Ferrari NV	769,134
104,700	Ford Motor Co.	1,419,732
		2,188,866
	Banks—0.8%
34,000	Wells Fargo & Co.	1,699,320

	Beverages—1.4%
30,000	Coca-Cola Co.	1,344,000
15,000	PepsiCo, Inc.	1,544,400
		2,888,400
	Biotechnology—3.2%
30,600	AbbVie, Inc.	1,866,600
12,500	Amgen, Inc.	1,978,750
4,200	Biogen, Inc. (f)	1,154,958
18,600	Gilead Sciences, Inc.	1,640,706
		6,641,014
	Chemicals—0.7%
15,400	Monsanto Co.	1,442,672

	Communications Equipment—0.4%
17,200	Qualcomm, Inc.	868,944

	Construction & Engineering—0.4%
15,300	Fluor Corp.	836,298

	Diversified Telecommunications Services—0.6%
25,100	Verizon Communications, Inc.	1,278,594

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Shares		Value*
	Electronic Equipment, Instruments & Components—0.6%
22,500	Amphenol Corp., Class A	$1,256,175

	Energy Equipment & Services—0.6%
15,000	Schlumberger Ltd.	1,205,100

	Food & Staples Retailing—2.4%
13,100	Costco Wholesale Corp.	1,940,503
37,600	Kroger Co.	1,330,664
22,400	Walgreens Boots Alliance, Inc.	1,775,872
		5,047,039
	Health Care Equipment & Supplies—0.5%
21,400	Baxter International, Inc.	946,308

	Health Care Providers & Services—1.5%
9,300	McKesson Corp.	1,560,726
12,400	United Health Group, Inc.	1,632,832
		3,193,558
	Hotels Restaurants & Leisure—1.7%
12,100	McDonald’s Corp.	1,530,529
34,300	Starbucks Corp.	1,928,689
		3,459,218
	Household Products—0.4%
11,100	Procter & Gamble Co.	889,332

	Industrial Conglomerates—1.3%
9,200	3M Co.	1,539,896
39,300	General Electric Co.	1,208,475
		2,748,371
	Insurance—0.6%
16,500	Prudential Financial, Inc.	1,281,060

	Internet & Catalog Retail—1.1%
3,300	Amazon.com, Inc. (f)	2,176,647

	Internet Software & Services—2.4%
9,500	Alibaba Group Holding Ltd., ADR (f)	730,930
2,950	Alphabet, Inc., Class A (f)	2,088,246
17,700	Facebook, Inc., Class A (f)	2,081,166
		4,900,342
	IT Services—1.4%
7,400	International Business Machines Corp.	1,079,956
23,800	Visa, Inc., Class A	1,838,312
		2,918,268
	Machinery—1.0%
16,000	AGCO Corp.	855,520
11,200	Deere & Co.	942,032
12,200	Joy Global, Inc.	259,860
		2,057,412
	Media—1.9%
33,900	Comcast Corp., Class A	2,059,764
18,700	The Walt Disney Co.	1,930,962
		3,990,726
	Metals & Mining—0.4%
146,286	ArcelorMittal	823,590

	Multiline Retail—1.0%
25,100	Target Corp.	1,995,450

	Oil, Gas & Consumable Fuels—0.7%
8,100	Occidental Petroleum Corp.	620,865
15,200	Valero Energy Corp.	894,824
		1,515,689

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Shares		Value*
	Pharmaceuticals—0.8%
21,900	Bristol-Myers Squibb Co.	$1,580,742

	Road & Rail—0.7%
17,300	Union Pacific Corp.	1,509,079

	Semiconductors & Semiconductor Equipment—1.6%
48,300	Intel Corp.	1,462,524
32,200	Texas Instruments, Inc.	1,836,688
		3,299,212
	Software—1.9%
40,500	Microsoft Corp.	2,019,735
47,000	Oracle Corp.	1,873,420
		3,893,155
	Specialty Retail—0.8%
12,300	Home Depot, Inc.	1,646,847

	Technology Hardware, Storage & Peripherals—1.0%
22,200	Apple, Inc.	2,081,028

	Total Common Stock (cost-$84,584,762)	75,644,336

Principal Amount (000s)
CORPORATE BONDS & NOTES—35.2%
	Aerospace & Defense—1.2%
$500	Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)(b)(c)	525,940
1,000	KLX, Inc., 5.875%, 12/1/22 (a)(b)(c)	1,011,250
1,000	TransDigm, Inc., 6.50%, 5/15/25 (a)	1,008,750
		2,545,940
	Air Freight & Logistics—0.6%
	XPO Logistics, Inc. (a)(b)(c),
200	6.50%, 6/15/22	196,500
1,000	7.875%, 9/1/19	1,055,000
		1,251,500
	Banks—0.4%
160	CIT Group, Inc., 5.00%, 8/15/22 (a)	168,000
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24 (a)	666,373
		834,373
	Chemicals—1.9%
1,000	A Schulman, Inc., 6.875%, 6/1/23 (a)(b)(c)	1,007,500
1,000	Chemours Co., 7.00%, 5/15/25 (a)(b)(c)	872,500
750	OMNOVA Solutions, Inc., 7.875%, 11/1/18 (a)	755,625
1,000	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)(c)	885,000
365	Univar USA, Inc., 6.75%, 7/15/23 (a)(b)(c)	365,000
		3,885,625
	Commercial Services—0.9%
	Cenveo Corp. (a),
205	6.00%, 8/1/19 (b)(c)	159,900
500	11.50%, 5/15/17	267,500
500	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (b)(c)	415,625
1,000	United Rentals North America, Inc., 5.50%, 7/15/25	998,214
		1,841,239
	Commercial Services & Supplies—0.8%
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (a)	828,075
1,000	West Corp., 5.375%, 7/15/22 (a)(b)(c)	908,750
		1,736,825

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Construction & Engineering—0.3%
$500	AECOM, 5.875%, 10/15/24 (a)	$527,500

	Consumer Finance—1.0%
1,000	Navient Corp., 8.45%, 6/15/18 (a)	1,073,750
1,000	Springleaf Finance Corp., 6.90%, 12/15/17 (a)	1,047,500
		2,121,250
	Diversified Financial Services—1.4%
1,500	Community Choice Financial, Inc., 10.75%, 5/1/19 (a)	693,750
1,000	International Lease Finance Corp., 8.25%, 12/15/20 (a)	1,185,000
1,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20 (a)	965,000
		2,843,750
	Electric—0.4%
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (a)	892,580

	Electronic Equipment, Instruments & Components—0.3%
500	Kemet Corp., 10.50%, 5/1/18 (a)	392,500
250	Zebra Technologies Corp., 7.25%, 10/15/22 (a)	271,900
		664,400
	Energy-Alternate Sources—0.4%
1,000	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)(c)	877,500

	Entertainment—0.4%
750	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24 (a)	786,563

	Food & Staples Retailing—0.4%
1,000	SUPERVALU, Inc., 6.75%, 6/1/21 (a)	865,000

	Forest Products & Paper—0.2%
430	Mercer International, Inc., 7.75%, 12/1/22 (a)	436,450

	Health Care Equipment & Supplies—0.2%
360	Hologic, Inc., 5.25%, 7/15/22 (a)(b)(c)	378,450

	Health Care Providers & Services—1.4%
310	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24 (a)	316,074
500	ExamWorks Group, Inc., 5.625%, 4/15/23 (a)	538,125
1,000	Kindred Healthcare, Inc., 8.75%, 1/15/23 (a)	997,500
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (a)	1,042,500
		2,894,199
	Healthcare-Products—0.5%
1,000	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18 (a)	1,015,650

	Healthcare-Services—1.0%
1,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22 (a)	914,375
1,000	HCA, Inc., 7.50%, 2/15/22 (a)	1,137,500
		2,051,875
	Holding Companies-Diversified—0.4%
1,000	Horizon Pharma Financing, Inc., 6.625%, 5/1/23 (a)(b)(c)	915,000

	Hotels Restaurants & Leisure—1.0%
1,000	International Game Technology PLC, 6.25%, 2/15/22 (a)(b)(c)	1,022,700
1,000	MGM Resorts International, 6.625%, 12/15/21 (a)	1,070,000
		2,092,700
	Household Durables—1.0%
1,000	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(b)(c)	985,000
1,000	KB Home, 8.00%, 3/15/20 (a)	1,085,000
		2,070,000
	Household Products/Wares—0.4%
750	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (a)	776,250

	Independent Power & Renewable Electricity Producers—0.5%
1,000	NRG Energy, Inc., 6.25%, 5/1/24 (a)	977,500

	Internet & Catalog Retail—0.3%
500	Netflix, Inc., 5.875%, 2/15/25 (a)	527,500

	Internet Software & Services—0.7%
1,000	EarthLink, Inc., 7.375%, 6/1/20 (a)	1,050,000
335	Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)(b)(c)	332,906
		1,382,906

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	IT Services—0.5%
$1,000	Cardtronics, Inc., 5.125%, 8/1/22 (a)	$1,007,510

	Lodging—0.5%
1,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (a)(b)(c)	960,625

	Machinery—0.8%
1,000	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)(c)	882,500
940	Commercial Vehicle Group, Inc., 7.875%, 4/15/19 (a)	813,100
		1,695,600
	Media—2.9%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20 (a)	1,004,490
1,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24 (a)	1,051,250
1,000	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22 (a)	1,010,000
1,000	DISH DBS Corp., 5.875%, 7/15/22 (a)	975,000
1,000	LIN Television Corp., 5.875%, 11/15/22 (a)	1,025,000
1,000	Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23 (a)	1,042,500
		6,108,240
	Metals & Mining—0.6%
1,000	ArcelorMittal, 10.85%, 6/1/19 (a)	1,150,000

	Multiline Retail—0.3%
500	Dollar Tree, Inc., 5.75%, 3/1/23 (a)(b)(c)	535,625

	Oil & Gas—1.3%
1,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp., 8.625%, 10/15/20 (a)	77,500
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21 (a)	695,000
1,000	CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22 (a)	890,000
1,000	Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (a)(b)(c)	1,019,375
		2,681,875
	Oil, Gas & Consumable Fuels—2.1%
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (a)	967,500
1,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (a)	617,500
1,000	Energy Transfer Equity LP, 5.875%, 1/15/24 (a)	940,000
1,000	Rice Energy, Inc., 6.25%, 5/1/22 (a)	995,000
1,000	Sanchez Energy Corp., 6.125%, 1/15/23 (a)	752,500
		4,272,500
	Pharmaceuticals—0.6%
500	Endo Finance LLC & Endo Finco, Inc., 5.875%, 1/15/23 (a)(b)(c)	481,250
1,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 (a)(b)(c)	832,500
		1,313,750
	Pipelines—0.5%
1,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (a)	972,500

	Real Estate Investment Trust—0.7%
500	Equinix, Inc., 5.375%, 1/1/22 (a)	525,000
1,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (a)	981,250
		1,506,250
	Retail—0.4%
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(c)	875,000

	Semiconductors—0.5%
1,000	Sensata Technologies BV, 5.625%, 11/1/24 (a)(b)(c)	1,048,750

	Semiconductors & Semiconductor Equipment—1.3%
1,000	Advanced Micro Devices, Inc., 6.75%, 3/1/19 (a)	845,000
1,000	Amkor Technology, Inc., 6.375%, 10/1/22 (a)	956,250
1,000	Micron Technology, Inc., 5.875%, 2/15/22 (a)	887,500
		2,688,750
	Software—0.4%
670	First Data Corp., 7.00%, 12/1/23 (a)(b)(c)	690,938
290	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23 (a)(b)(c)	300,150
		991,088
	Technology Hardware, Storage & Peripherals—0.1%
240	Western Digital Corp., 10.50%, 4/1/24 (a)(b)(c)	234,000

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Telecommunications—3.2%
$560	CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)(b)(c)	$574,000
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (a)	910,000
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (a)	1,116,250
1,000	Intelsat Jackson Holdings S.A., 7.25%, 4/1/19 (a)	823,750
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (a)	510,625
1,000	Sprint Communications, Inc., 6.00%, 11/15/22 (a)	740,510
1,000	T-Mobile USA, Inc., 6.836%, 4/28/23 (a)	1,070,000
1,000	Windstream Services LLC, 7.50%, 6/1/22 (a)	825,000
		6,570,135
	Trading Companies & Distributors—0.5%
1000	H&E Equipment Services, Inc., 7.00%, 9/1/22 (a)	1,015,000

	Total Corporate Bonds & Notes (cost-$79,173,899)	72,819,723

Shares
CONVERTIBLE PREFERRED STOCK (a) —14.1%
	Commercial Services & Supplies—0.9%
23,485	Stericycle, Inc., 5.25%, 9/15/18	1,823,845

	Diversified Telecommunications Services—1.2%
24,375	Frontier Communications Corp., 11.125%, 6/29/18	2,542,312

	Food Products—1.8%
16,320	Post Holdings, Inc., 5.25%, 6/1/17	2,136,533
22,805	Tyson Foods, Inc., 4.75%, 7/15/17	1,663,396
		3,799,929
	Health Care Providers & Services—2.4%
9,705	Amsurg Corp., 5.25%, 7/1/17	1,473,995
74,385	Anthem, Inc., 5.25%, 5/1/18	3,447,745
		4,921,740
	Media—0.0%
1,250	SFX Entertainment, Inc., Ser. B, 9.00%, 9/17/19 (b)(e)(g)(h)	13

	Oil, Gas & Consumable Fuels—2.3%
1,970	Chesapeake Energy Corp., 5.75% (b)(c)(i)	625,475
15,440	Hess Corp., 8.00%, 2/1/19	1,173,749
41,570	Kinder Morgan, Inc., 9.75%, 10/26/18	1,835,731
30,000	Sanchez Energy Corp., 6.50% (i)	611,400
15,315	Southwestern Energy Co., 6.25%, 1/15/18	485,332
		4,731,687
	Pharmaceuticals—2.9%
4,560	Allergan PLC, 5.50%, 3/1/18	3,700,394
2,570	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	2,303,183
		6,003,577
	Real Estate Investment Trust—1.5%
30,950	American Tower Corp., 5.50%, 2/15/18	3,208,896

	Wireless Telecommunication Services—1.1%
32,555	T-Mobile US, Inc., 5.50%, 12/15/17	2,207,555

	Total Convertible Preferred Stock (cost-$35,113,095)	29,239,554

Principal Amount (000s)
SENIOR LOANS (b)(g)(h)(k)—0.5%
	Media—0.5%
$509	SFX Entertainment, Inc., 10.00%, 5/31/16 - 1/31/17, Term B, DIP, PIK (j)	508,621
436	SFXE Netherlands Holding Coöperatief U.A., 20.00%, 5/1/16, Term B, DIP, PIK	435,550

	Total Senior Loans (cost-$944,171)	944,171

SHORT-TERM INVESTMENT—1.2%
	Time Deposit—1.2%
2,475	ANZ National Bank - London, 0.15%, 5/2/16 (cost-$2,475,348)	2,475,348

	Total Investments, before call options written (cost-$351,726,178)(l)—150.2%	310,820,160

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (f)—(0.0)%
	3M Co., (ASE),
46	strike price $175, expires 5/20/16	$(506)
	AGCO Corp., (ARCX),
110	strike price $55, expires 5/20/16	(9,625)
	Alphabet, Inc., (ASE),
9	strike price $790, expires 5/20/16	(180)
	Amazon.com, Inc., (ASE),
12	strike price $700, expires 5/20/16	(3,846)
	Amphenol Corp., (ASE),
135	strike price $60, expires 5/20/16	(1,350)
	Baxter International, Inc., (ASE),
130	strike price $45, expires 5/20/16	(5,460)
	Bristol-Myers Squibb Co., (CBOE),
110	strike price $75, expires 5/20/16	(4,565)
	Comcast Corp., (ASE),
170	strike price $65, expires 6/17/16	(4,675)
	Facebook, Inc., (ASE),
120	strike price $121, expires 5/20/16	(15,660)
	Fluor Corp., (ASE),
90	strike price $59, expires 5/20/16	(2,700)
	General Electric Co., (CBOE),
135	strike price $33, expires 5/20/16	(202)
	Home Depot, Inc., (ASE),
70	strike price $142, expires 5/20/16	(2,415)
	McDonald’s Corp., (CBOE),
60	strike price $133, expires 5/20/16	(630)
	Microsoft Corp., (CBOE),
245	strike price $60, expires 5/20/16	(368)
	Procter & Gamble Co., (CBOE),
65	strike price $85, expires 5/20/16	(130)
	Starbucks Corp., (CBOE),
205	strike price $62.50, expires 5/20/16	(307)
	Target Corp., (ASE),
105	strike price $85.50, expires 5/20/16	(1,418)
	Texas Instruments, Inc., (ASE),
180	strike price $62.50, expires 5/20/16	(630)
	United Health Group, Inc., (CBOE),
30	strike price $135, expires 5/20/16	(3,120)
	Visa, Inc., (ASE),
140	strike price $85, expires 5/20/16	(350)
	Total Call Options Written (premiums received-$108,400)	(58,137)

	Total Investments, net of call options written (cost-$351,617,778)—150.2%	310,762,023
	Other liabilities in excess of other assets—(50.2)%	(103,871,459)
	Net Assets—100.0%	$206,890,564

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”),an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written and long-term and short-term loan financing.
(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $45,249,767, representing 21.9% of net assets.
(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	In default.
(f)	Non-income producing.
(g)	Fair-Valued-Securities with an aggregate value of $944,184, representing 0.5% of net assets.
(h)	Illiquid.
(i)	Perpetual maturity. The date shown, if any, is the next call date.
(j)	$309,357 of this amount is being held in escrow for the benefit of the debtor by an agent. PIK interest is not charged on the amount held in escrow until drawn by the debtor.
(k)	Debtor-in-possession financial obligations.
(l)

At April 30, 2016, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $352,575,847. Gross unrealized appreciation was $384,918, gross unrealized depreciation was $42,140,605 and net unrealized depreciation was $41,755,687. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

(m)	At April 30, 2016, the Fund had the following unfunded loan commitment under a debtor-in-possession financing which could be extended at the option of the in-bankruptcy issuer:

Borrower	Principal Amount
SFX Entertainment, Inc.	$44,433

(n)	Transactions in call options written for the three months ended April 30, 2016:

	Contracts	Premiums
Options outstanding, January 31, 2016	1,870	$102,810
Options written	4,397	201,742
Options terminated in closing transactions	(1,402)	(50,087)
Options expired	(2,698)	(146,065)
Options outstanding, April 30, 2016	2,167	$108,400

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets  or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

A summary of the inputs used at April 30, 2016 in valuing  the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/16
Investments in Securities - Assets
Convertible Bonds & Notes	$—	$129,697,028	$—	$129,697,028
Common Stock	75,644,336	—	—	75,644,336
Corporate Bonds & Notes	—	72,819,723	—	72,819,723
Convertible Preferred Stock:
Food Products	1,663,396	2,136,533	—	3,799,929
Media	—	—	13	13
Oil, Gas & Consumable Fuels	3,494,812	1,236,875	—	4,731,687
Pharmaceuticals	3,700,394	2,303,183	—	6,003,577
All Other	14,704,348	—	—	14,704,348
Senior Loans	—	—	944,171	944,171
Short-Term Investment	—	2,475,348	—	2,475,348
	99,207,286	210,668,690	944,184	310,820,160
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(58,137)	$—	$—	$(58,137)
Totals	$99,149,149	$210,668,690	$944,184	$310,762,023

At April 30, 2016, the Fund had no transfers between levels.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2016, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/16	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	4/30/16
Investments in Securities - Assets
Convertible Preferred Stock:
Media	$581,250	$—	$—	$—	$—	$(581,237)	$—	$—	$13
Senior Loans:
Media	—	944,171	—	—	—	—	—	—	944,171
Totals	$581,250	$944,171	$—	$—	$—	$(581,237)	$—	$—	$944,184

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2016:

	Ending Balance	Valuation	Unobservable	Input
	at 4/30/16	Technique Used	Inputs	Values
Investments in Securities - Assets
Convertible Preferred Stock	$13	Model Price	Proprietary Data Used in Model	$0.01	*
Senior Loans	944,171	Model Price	Proprietary Data Used in Model	$100.00

* Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2016 was $(581,237).

Glossary:

ADR — American Depositary Receipt

ARCX — Archipelago Exchange

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

DIP — Debtor-in-Possession

PIK — Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Diversified Income & Convertible Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: June 21, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: June 21, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2016